Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net income	$ 160,622	996,598	1,627,976	1,788,557
Adjustments for:
Share-based compensation expenses	1,029	6,383	37,973	42,483
Reversal of corporate expenses allocated from Shanda	0	0	0	(3,467)
Depreciation of property and equipment	14,955	92,790	98,786	107,038
Amortization of intangible assets	25,571	158,662	218,222	190,694
Goodwill impairment	0	0	30,772	0
Impairment of prepaid upfront license fee in other long-term assets	424	2,631	0	15,041
Provision for losses on receivables	1,771	10,990	114	9,244
Loss from disposal of fixed assets	376	2,331	2,936	14,581
Investment (income) loss	127	786	(16,254)	(133)
Foreign exchange loss	3,404	21,119	25,066	3,408
Loss (gain) related to foreign currency forward instruments	(718)	(4,456)	(1,929)	22,476
Deferred taxes and change of withholding tax	3,969	24,622	(46,702)	(38,616)
Equity in losses of and impairments of investments in affiliated companies	4,901	30,411	7,549	20,981
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	(3,641)	(22,588)	(89,721)	(47,920)
Receivables due from related parties	5,525	34,272	118,240	(30,075)
Deferred licensing fees and related costs	1,567	9,720	(3,736)	14,428
Prepayments and other current assets	(4,987)	(30,943)	(10,677)	(16,194)
Upfront licensing fees paid in intangible assets	(6,986)	(43,346)	(16,147)	(57,895)
Refund of (prepayment for) upfront license fees in other long-term assets	(17,257)	(107,071)	(10,512)	107,498
Other long-term deposits	(6,989)	(43,366)	23,526	44,948
Accounts payable	73	455	46,776	(1,160)
Licensing fees and royalty fees payable	(5,317)	(32,987)	15,927	(35,754)
Taxes payable	811	5,033	(105,668)	(32,049)
Deferred revenue	(16,612)	(103,073)	8,382	(32,834)
Payables due to related parties	(678)	(4,208)	(95,645)	42,039
Other payables, accruals and other long-term liabilities	(10,477)	(65,010)	(156,893)	163,383
Net cash provided by operating activities	151,463	939,755	1,708,361	2,290,702
Cash flows from investing activities:
Proceeds from disposal of marketable securities	0	0	23,032	133
Proceeds from disposal of short-term investments	586,434	3,638,591	3,123,382	2,927,797
Purchases of short-term investments and time deposits with maturity over one year	(376,683)	(2,337,165)	(3,709,305)	(2,336,354)
Investments in other receivables due from related parties	0	0	0	(1,512,091)
Repayments of other receivables due from related parties	0	0	1,734,760	98,750
Purchase of property and equipment	(6,069)	(37,657)	(46,680)	(54,601)
Proceeds from disposal of fixed assets	554	3,437	5,510	4,040
Purchase of intangible assets	(2,149)	(13,335)	(6,872)	(8,701)
Cash received from (net cash paid for) disposal of subsidiaries	17	103	1,220	(5,577)
Acquisition of subsidiaries from third parties, net of cash acquired	0	0	241	(4,441)
Acquisition of platform services and prepaid card distribution businesses from Shanda Online, net of cash acquired	0	0	(1,298,040)	0
Increase in investment in securities included in other long-term assets	(938)	(5,823)	(11,120)	(5,855)
Investment /prepaid investment in affiliated companies	(3,907)	(24,240)	(21,358)	(46,172)
Net cash provided by (used in) investing activities	197,259	1,223,911	(205,230)	(943,072)
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings	115,857	718,848	1,991,586	3,034,491
Repayments of short-term borrowings and settlements of related derivatives	(332,111)	(2,060,619)	(1,747,127)	(2,235,891)
Cash contributions to subsidiaries by non-controlling shareholders	0	0	194,811	7,116
Tax paid (charged to equity) for transfer of a portion of Eyedentity's equity to Actoz	0	0	0	(37,336)
Proceeds from other payables due to former related parties	0	0	0	926,000
Repayment of other payables due to former related parties	0	0	(947,369)	(137,620)
Payment of deferred acquisition consideration to Shanda	(141,596)	(878,548)	(1,839,482)	0
Payment of non-contingent consideration related to the acquisition of Eyedentity in September 2010	0	0	(9,729)	0
Repurchase of own shares by the Company	0	0	(64,141)	(255,384)
Proceeds from issuance of ordinary shares under stock option plan of the Company	301	1,868	3,336	717
Proceeds from issuance of ordinary shares under stock option plan of a subsidiary	321	1,989	1,131	9,642
Dividends to the Company's shareholders	(306)	(1,898)	(6,646)	(1,810,016)
Net distributions to Shanda from platform service and prepaid card businesses	0	0	(341,407)	(619,341)
Net cash used in financing activities	(357,534)	(2,218,360)	(2,765,037)	(1,117,622)
Effect of exchange rate changes on cash and cash equivalents	(4,102)	(25,432)	7,145	6,571
Net (decrease) / increase in cash and cash equivalents	(12,914)	(80,126)	(1,254,761)	236,579
Cash and cash equivalents, beginning of year	141,446	877,613	2,132,374	1,895,795
Cash and cash equivalents, end of year	128,532	797,487	877,613	2,132,374
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	24,172	149,978	318,563	320,904
Cash paid for interest	6,289	39,018	86,974	92,244
Supplemental disclosure of non-cash investing activities:
Current portion of acquisition related obligation	0	0	867,464	143,374
Exchange of other receivable due from Shanda in partial satisfaction of total consideration due for acquisition	0	0	1,014,600	0
Accounts payable related to purchase of property and equipment	1,272	7,893	1,845	12,679
Supplemental disclosure of non-cash financing activities:
Dividends payable	255	1,585	4,704	11,489
Reclassification of redeemable non-controlling interests to non-controlling interests	2,248	13,971	0	0
Restricted cash relating to the exercise of employee stock options	5	28	4,493	1,030
Other receivables from issuance of ordinary shares under stock option plan of the Company	$ 297	1,843	753	3